Loans and financings (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Financings
Schedule of analysis of the loans and financings

					Total		Fair value
				2023	2022	2023	2022
Type	Average interest rate	Current	Non-current	Total	Total	Total	Total
Eurobonds – USD	Pre-USD 5.84%	18,539	1,194,015	1,212,554	1,210,483	1,207,918	1,162,741
BNDES	TJLP + 2.82% SELIC + 3.10% TLP - IPCA + 5.46%	28,602	180,345	208,947	216,316	187,796	183,452
Export credit notes	LIBOR + 1,54% (i) CDI 134.20% SOFR TERM + 2.5% SOFR + 1,54%	95,719	142,143	237,862	232,790	237,791	227,201
Other		336	65,867	66,203	9,670	64,497	7,054
		143,196	1,582,370	1,725,566	1,669,259	1,698,002	1,580,448
Current portion of long-term loans and financings (principal)		115,904
Interest on loans and financings		27,292

Schedule of movements in loans and financings

	2023	2022
Balance at the beginning of the year	1,669,259	1,699,315
New loans and financings	56,408	95,621
Debt issue costs	(74)	(63)
Payments of loans and financings	(27,087)	(24,639)
Bonds repurchased	-	(128,470)
Foreign exchange effects	23,996	22,695
Changes in fair value of financing liabilities related to changes in the Company´s own credit risk	583	(521)
Changes in fair value of loans and financings - note 10	525	1,472
Interest accrual	112,612	110,679
Interest paid on loans and financings	(113,018)	(109,263)
Amortization of debt issue costs	2,362	2,433
Balance at the end of the year	1,725,566	1,669,259

Schedule of maturity profile of the loans and financings

							2023
	2024	2025	2026	2027	2028	As from 2029	Total
Eurobonds – USD (i)	18,539	(2,200)	(2,270)	698,567	499,918	-	1,212,554
BNDES	28,602	26,734	23,675	14,500	14,500	100,936	208,947
Export credit notes	95,719	52,143	-	90,000	-	-	237,862
Other	336	1,390	2,413	2,413	52,412	7,239	66,203
	143,196	78,067	23,818	805,480	566,830	108,175	1,725,566

(i)The negative balances refer to related funding costs (fee) amortization.

Schedule of analysis of the loans and financings, by currency

			2023	2022
	Current	Non-current	Total	Total
USD	112,210	1,334,015	1,446,225	1,392,625
BRL	30,986	248,355	279,341	276,190
Other	-	-	-	444
	143,196	1,582,370	1,725,566	1,669,259

Schedule of analysis of the loans and financings, by index

			2023	2022
	Current	Non-current	Total	Total
Fixed rate	18,540	1,194,014	1,212,554	1,210,972
SOFR	93,671	140,000	233,671	91,657
TLP	15,064	158,936	174,000	175,272
CDI	2,242	52,143	54,385	50,722
BNDES SELIC	9,455	14,990	24,445	27,796
TJLP	4,224	22,287	26,511	22,354
LIBOR	-	-	-	90,411
Other	-	-	-	75
	143,196	1,582,370	1,725,566	1,669,259